SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current tax provision					$ 1,549,333	$ 2,724,662
Deferred tax provision
Income tax provision	$ 1,092,547	$ 537,019	$ 4,331,499	$ 1,108,849	1,549,333	2,724,662
HONG KONG
Current tax provision
Deferred tax provision
CHINA
Current tax provision					1,549,333	2,724,662
Deferred tax provision